Charles Schwab Investment Management, Inc.

425 Market Street, Suite 1700

San Francisco, CA 94105

April 30, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

The Charles Schwab Family of Funds (“Trust”) (File Nos. 033-31894 and 811-05954)

Schwab Prime Advantage Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California Municipal Money Fund
Schwab Retirement Government Money Fund	Schwab New York Municipal Money Fund
Schwab. U.S. Treasury Money Fund
Post-Effective Amendment No. 125

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated April 28, 2026, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Alexandra Riedel

Alexandra Riedel

Corporate Counsel